Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
Pay-Versus-Performance Table
The following table presents certain information regarding compensation paid to our Chief Executive Officers and other named executive officers, and certain measures of financial performance, for the five years ended December 31, 2025. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K promulgated by the SEC.
							Value of Initial Fixed $100 Investment Based on:			Company Selected Measure
Year(1)	Summary Compensation Table Total for CEO (Crooker)	Summary Compensation Table Total for CEO (Butcher)	Compensation Actually Paid to CEO (Crooker)(2)	Compensation Actually Paid to CEO (Butcher)(2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid for Non-CEO NEOs(2)	Company TSR(3)	MSCI US REIT Index TSR(4)	Net Income(5)	Core FFO per Share(6)
2025	$5,881,152	$—	$8,175,342	$—	$2,272,090	$3,087,803	$143.90	$137.53	$279,270	$2.55
2024	$5,580,423	$—	$4,109,475	$—	$2,058,255	$1,491,476	$127.02	$133.59	$193,266	$2.40
2023	$3,988,868	$—	$6,100,902	$—	$1,959,582	$3,424,011	$141.70	$122.84	$197,201	$2.29
2022	$3,188,372	$3,876,231	$651,843	$(1,626,373)	$1,867,742	$(465,690)	$111.84	$108.00	$182,234	$2.21
2021	$—	$4,449,298	—	$15,236,732	$2,170,340	$5,496,820	$159.07	$143.06	$196,432	$2.06
(1)
Our Chief Executive Officer and other named executive officers for the applicable years were as follows:

Year	Chief Executive Officer	Other Named Executive Officers
2025	Mr. Crooker	Messrs. Chase, Kimball, Pinard, and Sullivan
2024	Mr. Crooker	Messrs. Chase, Kimball, Pinard, and Sullivan
2023	Mr. Crooker	Messrs. Chase, Kimball, Pinard, and Sullivan
2022	Mr. Butcher (through June 30, 2022) and Mr. Crooker (since July 1, 2022)	Messrs. Crooker (through June 30, 2022), Pinard and Sullivan and Stephen C. Mecke, our former Executive Vice President and Chief Operating Officer
2021	Mr. Butcher	Messrs. Crooker, Sullivan, and Mecke, and David G. King, our former Executive Vice President and Director of Real Estate Operations

(2)
Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for Chief Executive Officer	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for 2025	$(3,599,970)
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Remain Unvested as of 2025 Year End, determined as of 2025 Year End	4,204,646
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Vested during 2025, determined as of Vesting Date	361,351
Increase/deduction for Awards Granted during Prior Years that were Outstanding and Unvested as of 2025 Year End, determined based on change in ASC 718 Fair Value from 2024 to 2025	581,374
Increase/deduction for Awards Granted during Prior Years that Vested During 2025, determined based on change in ASC 718 Fair Value from 2024 Year End to Vesting Date	655,902
Increase for Dividends Paid on Unvested Awards during 2025	90,887
Deduction of ASC 718 Fair Value of Awards Granted during Prior Year that were Forfeited during 2025, determined as of 2024 Year End	—
Total Adjustments	$2,294,190
Adjustments to Determine Compensation “Actually Paid” for Non-CEOs Executive Officers (Average)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for 2025	$(1,133,440)
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Remain Unvested as of 2025 Year End, determined as of 2025 Year End	1,323,820
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Vested during 2024, determined as of Vesting Date	113,770
Increase/deduction for Awards Granted during Prior Year that were Outstanding and Unvested as of 2025 Year End, determined based on change in ASC 718 Fair Value from 2024 to 2025	180,915
Increase/deduction for Awards Granted during Prior Year that Vested During 2025, determined based on change in ASC 718 Fair Value from 2024 Year End to Vesting Date	299,345
Increase for Dividends Paid on Unvested Awards during 2025	31,303
Deduction of ASC 718 Fair Value of Awards Granted during Prior Year that were Forfeited during 2025, determined as of 2024 Year End	—
Total Adjustments	$815,713
(3)
Company TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.
(4)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the MSCI U.S. REIT Index (RMS).
(5)
The dollar amounts reported represent our net income (loss), as reflected in our audited financial statement for the applicable year.
(6)
“Core FFO” is a non-GAAP measure and defined on Appendix A attached.

Company Selected Measure Name	Core FFO per Share
Named Executive Officers, Footnote
(1)
Our Chief Executive Officer and other named executive officers for the applicable years were as follows:

Year	Chief Executive Officer	Other Named Executive Officers
2025	Mr. Crooker	Messrs. Chase, Kimball, Pinard, and Sullivan
2024	Mr. Crooker	Messrs. Chase, Kimball, Pinard, and Sullivan
2023	Mr. Crooker	Messrs. Chase, Kimball, Pinard, and Sullivan
2022	Mr. Butcher (through June 30, 2022) and Mr. Crooker (since July 1, 2022)	Messrs. Crooker (through June 30, 2022), Pinard and Sullivan and Stephen C. Mecke, our former Executive Vice President and Chief Operating Officer
2021	Mr. Butcher	Messrs. Crooker, Sullivan, and Mecke, and David G. King, our former Executive Vice President and Director of Real Estate Operations

Peer Group Issuers, Footnote
(4)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the MSCI U.S. REIT Index (RMS).

Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for Chief Executive Officer	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for 2025	$(3,599,970)
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Remain Unvested as of 2025 Year End, determined as of 2025 Year End	4,204,646
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Vested during 2025, determined as of Vesting Date	361,351
Increase/deduction for Awards Granted during Prior Years that were Outstanding and Unvested as of 2025 Year End, determined based on change in ASC 718 Fair Value from 2024 to 2025	581,374
Increase/deduction for Awards Granted during Prior Years that Vested During 2025, determined based on change in ASC 718 Fair Value from 2024 Year End to Vesting Date	655,902
Increase for Dividends Paid on Unvested Awards during 2025	90,887
Deduction of ASC 718 Fair Value of Awards Granted during Prior Year that were Forfeited during 2025, determined as of 2024 Year End	—
Total Adjustments	$2,294,190

Non-PEO NEO Average Total Compensation Amount	$ 2,272,090	$ 2,058,255	$ 1,959,582	$ 1,867,742	$ 2,170,340
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,087,803	1,491,476	3,424,011	(465,690)	5,496,820
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for Non-CEOs Executive Officers (Average)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for 2025	$(1,133,440)
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Remain Unvested as of 2025 Year End, determined as of 2025 Year End	1,323,820
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Vested during 2024, determined as of Vesting Date	113,770
Increase/deduction for Awards Granted during Prior Year that were Outstanding and Unvested as of 2025 Year End, determined based on change in ASC 718 Fair Value from 2024 to 2025	180,915
Increase/deduction for Awards Granted during Prior Year that Vested During 2025, determined based on change in ASC 718 Fair Value from 2024 Year End to Vesting Date	299,345
Increase for Dividends Paid on Unvested Awards during 2025	31,303
Deduction of ASC 718 Fair Value of Awards Granted during Prior Year that were Forfeited during 2025, determined as of 2024 Year End	—
Total Adjustments	$815,713

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on our objective to incentivize our named executive officers to increase the value of our enterprise for our stockholders. The most important financial performance measures that we used to link compensation actually paid to our named executive officers for 2025 Company performance are as follows:
Most Important Performance Measures	• Relative TSR (our TSR as compared to the industry peer group and the MSCI US REIT Index) • Core FFO per Share • Net Debt to Run Rate Adjusted EBITDAre • Same Store Cash NOI Growth
See Appendix A attached hereto for definitions of Core FFO, Net Debt, Run Rate Adjusted EBITDAre, and Same Store Cash NOI.

Total Shareholder Return Amount	$ 143.9	127.02	141.7	111.84	159.07
Peer Group Total Shareholder Return Amount	137.53	133.59	122.84	108	143.06
Net Income (Loss)	$ 279,270	$ 193,266	$ 197,201	$ 182,234	$ 196,432
Company Selected Measure Amount | $ / shares	2.55	2.4	2.29	2.21	2.06
PEO Name	Mr. Crooker
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR (our TSR as compared to the industry peer group and the MSCI US REIT Index)
Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO per Share
Non-GAAP Measure Description	(6) “Core FFO” is a non-GAAP measure and defined on Appendix A attached.
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to Run Rate Adjusted EBITDAre
Measure:: 4
Pay vs Performance Disclosure
Name	Same Store Cash NOI Growth
Mr. Crooker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,881,152	$ 5,580,423	$ 3,988,868	$ 3,188,372
PEO Actually Paid Compensation Amount	8,175,342	4,109,475	6,100,902	651,843
Mr. Butcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,876,231	4,449,298
PEO Actually Paid Compensation Amount				$ (1,626,373)	$ 15,236,732
PEO | Mr. Crooker [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,294,190
PEO | Mr. Crooker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,599,970)
PEO | Mr. Crooker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,204,646
PEO | Mr. Crooker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	581,374
PEO | Mr. Crooker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	361,351
PEO | Mr. Crooker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	655,902
PEO | Mr. Crooker [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,887
PEO | Mr. Crooker [Member] | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	815,713
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,133,440)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,323,820
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,915
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,770
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,345
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,303
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount